Summary of Significant Accounting Policies (Details) - Schedule of consolidated financial statements	6 Months Ended
Dec. 31, 2021
CACM [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
Place incorporated	New York, USA
Ownership percentage	100.00%
Color China [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
Place incorporated	Hong Kong
Ownership percentage	100.00%
Modern Pleasure [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated financial statements [Line Items]
Place incorporated	Hong Kong
Ownership percentage	100.00%